FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	$ 268	$ 276	$ 197
Total customer accounts receivable and contract assets	5,804	5,301
Trade Receivables and Contract Assets | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	227	213	$ 184
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	213	184
Allowance for doubtful accounts expense	259	176
Acquired in business combination	0	31
Net use	(245)	(178)
Balance, end of year	227	213
Accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,536	5,025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	5,025
Balance, end of year	5,536	5,025
Accounts receivable | Unbilled financing receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,530	3,212
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	3,212
Balance, end of year	3,530	3,212
Accounts receivable | Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,419	1,270
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	1,270
Balance, end of year	1,419	1,270
Accounts receivable | 30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	334	324
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	324
Balance, end of year	334	324
Accounts receivable | 61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	122	118
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	118
Balance, end of year	122	118
Accounts receivable | Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131	101
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	101
Balance, end of year	131	101
Accounts receivable | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	687	626
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	626
Balance, end of year	687	626
Accounts receivable | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	226	211
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	211
Balance, end of year	226	211
Contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	268	276
Contract assets | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	$ 1	$ 2